STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Total Return Fund

July 31, 2022 (Unaudited)

Description/Number of Contracts	Exercise Price	Expiration Date	Notional Amount	[d]	Value ($)
Options Purchased - .5%
Call Options - .5%
Standard & Poor's 500 E-mini, Contracts 209 (cost $933,053)	4,175	9/16/2022	43,628,750		982,300
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 75.0%
U.S. Government Securities
U.S. Treasury Bills	1.24	9/15/2022	14,135,000	[a,b]	14,097,829
U.S. Treasury Bills	1.05	8/18/2022	41,741,400	[b]	41,700,844
U.S. Treasury Bills	1.43	12/1/2022	80,579,000	[b]	79,874,471
Total Short-Term Investments (cost $136,020,328)			135,673,144
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 16.4%
Registered Investment Companies - 16.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $29,755,522)	2.21		29,755,522	[c]	29,755,522
Total Investments (cost $166,708,903)			91.9%	166,410,966
Cash and Receivables (Net)			8.1%	14,579,556
Net Assets			100.0%	180,990,522

a Held by a counterparty for open exchange traded derivative contracts.

b Security is a discount security. Income is recognized through the accretion of discount.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

d Notional amount stated in U.S. Dollars unless otherwise indicated.

STATEMENT OF FUTURES
BNY Mellon Dynamic Total Return Fund

July 31, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	143	9/15/2022	12,163,723[a]	12,486,031	322,308
Brent Crude	17	11/30/2022	1,605,012[b]	1,666,340	61,328
CAC 40 10 Euro	322	8/19/2022	19,913,144[a]	21,218,729	1,305,585
Coffee "C"	5	12/19/2022	378,544[b]	400,875	22,331
Copper	9	9/28/2022	958,480[b]	804,038	(154,442)
Corn No.2 Yellow	16	12/14/2022	463,736[b]	496,000	32,264
Cotton No.2	29	12/7/2022	1,608,220[b]	1,402,730	(205,490)
Crude Oil	22	11/21/2022	1,951,924[b]	2,065,140	113,216
Crude Soybean Oil	8	12/14/2022	285,405[b]	315,168	29,763
DAX	19	9/16/2022	6,275,829[a]	6,540,302	264,473
E-mini Russell 2000	86	9/16/2022	7,744,352	8,106,790	362,438
Euro-Bond	165	9/8/2022	24,705,497[a]	26,584,134	1,878,637
FTSE 100	496	9/16/2022	43,351,280[a]	44,562,225	1,210,945
FTSE/MIB Index	59	9/16/2022	6,326,223[a]	6,746,470	420,247
Gasoline	12	11/30/2022	1,323,486[b]	1,349,309	25,823
Gold 100 oz	8	10/27/2022	1,434,349[b]	1,417,200	(17,149)
Hard Red Winter Wheat	1	12/14/2022	44,222[b]	44,075	(147)
IBEX 35 Index	2	8/19/2022	164,965[a]	166,805	1,840
Japanese 10 Year Bond	31	9/12/2022	34,700,100[a]	34,989,201	289,101
Lean Hog	12	12/14/2022	406,529[b]	421,680	15,151
Live Cattle	12	10/31/2022	673,401[b]	682,680	9,279
LME Primary Aluminum	12	12/21/2022	737,111[b]	747,672	10,561
LME Primary Aluminum	18	9/21/2022	1,415,714[b]	1,126,458	(289,256)
LME Primary Nickel	9	9/21/2022	1,744,084[b]	1,274,616	(469,468)
LME Primary Nickel	4	12/21/2022	521,100[b]	568,056	46,956
LME Refined Pig Lead	2	12/21/2022	98,393[b]	101,425	3,032
LME Refined Pig Lead	2	9/21/2022	119,481[b]	102,125	(17,356)
LME Zinc	5	12/21/2022	385,140[b]	408,313	23,173
LME Zinc	15	9/21/2022	1,651,264[b]	1,257,098	(394,166)
Low Sulphur Gas oil	10	11/10/2022	1,077,752[b]	1,053,000	(24,752)
Mini MSCI Emerging Markets Index	74	9/16/2022	3,682,750	3,694,450	11,700
Natural Gas	36	11/28/2022	2,676,035[b]	3,014,640	338,605
NY Harbor ULSD	11	11/30/2022	1,564,352[b]	1,572,278	7,926
Platinum	5	10/27/2022	216,959[b]	222,450	5,491

Futures Long(continued)
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
S&P/Toronto Stock Exchange 60 Index	111	9/15/2022	19,653,075[a]	20,578,189	925,114
Silver	5	9/28/2022	548,533[b]	504,925	(43,608)
Soybean	10	11/14/2022	672,398[b]	734,250	61,852
Soybean Meal	62	12/14/2022	2,414,766[b]	2,594,700	179,934
Standard & Poor's 500 E-mini	87	9/16/2022	16,891,511	17,980,725	1,089,214
Sugar No.11	33	9/30/2022	663,202[b]	648,278	(14,924)
U.S. Treasury 10 Year Notes	200	9/21/2022	23,812,821	24,228,126	415,305
Futures Short
Amsterdam Exchange Index	14	8/19/2022	2,022,425[a]	2,076,364	(53,939)
ASX SPI 200	46	9/15/2022	5,421,111[a]	5,512,044	(90,933)
Canadian 10 year Bond	92	9/20/2022	9,234,797[a]	9,372,067	(137,270)
Chicago SRW Wheat	6	12/14/2022	248,169[b]	247,725	444
Cocoa	40	12/14/2022	958,809[b]	949,200	9,609
Hang Seng	73	8/30/2022	9,508,563[a]	9,343,189	165,374
LME Primary Aluminum	18	9/21/2022	1,222,377[b]	1,126,458	95,919
LME Primary Nickel	9	9/21/2022	1,460,244[b]	1,274,616	185,628
LME Refined Pig Lead	2	9/21/2022	103,832[b]	102,125	1,707
LME Zinc	15	9/21/2022	1,373,571[b]	1,257,098	116,473
Long Gilt	138	9/28/2022	19,181,079[a]	19,860,905	(679,826)
Swiss Market Index	200	9/16/2022	22,711,966[a]	23,455,376	(743,410)
Topix	77	9/8/2022	10,939,133[a]	11,187,664	(248,531)
Gross Unrealized Appreciation				10,058,746
Gross Unrealized Depreciation				(3,584,667)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

b These securities are wholly-owned by the Subsidiary referenced in Note 1.

See notes to consolidated financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Dynamic Total Return Fund

July 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Bank of Montreal
Swiss Franc	18,780,059	United States Dollar	19,339,353	9/21/2022	471,972
Citigroup
Norwegian Krone	37,891,000	United States Dollar	3,789,696	9/21/2022	135,196
British Pound	3,236,000	United States Dollar	3,868,080	9/21/2022	77,590
Japanese Yen	45,851,000	United States Dollar	339,271	9/21/2022	6,003
United States Dollar	249,585	Japanese Yen	34,311,000	9/21/2022	(8,789)
New Zealand Dollar	745,000	United States Dollar	456,894	9/21/2022	11,515
United States Dollar	13,225,067	Canadian Dollar	17,194,000	9/21/2022	(199,486)
Swiss Franc	3,065,000	United States Dollar	3,183,608	9/21/2022	49,700
Australian Dollar	2,261,000	United States Dollar	1,532,144	9/21/2022	48,973
Swedish Krona	60,094,000	United States Dollar	5,763,485	9/21/2022	164,145
Euro	1,093,000	United States Dollar	1,114,527	9/21/2022	6,799
United States Dollar	870,384	Euro	845,000	9/21/2022	3,485
Goldman Sachs
Australian Dollar	125,000	United States Dollar	86,934	9/21/2022	479
United States Dollar	2,285,660	Australian Dollar	3,306,000	9/21/2022	(26,226)
Swiss Franc	10,083,000	United States Dollar	10,417,143	9/21/2022	219,543
United States Dollar	932,629	Swiss Franc	907,000	9/21/2022	(24,177)
New Zealand Dollar	3,722,000	United States Dollar	2,324,159	9/21/2022	15,999
United States Dollar	2,447,962	New Zealand Dollar	3,903,000	9/21/2022	(5,998)
Canadian Dollar	8,027,000	United States Dollar	6,206,805	9/21/2022	60,433
United States Dollar	4,511,035	Canadian Dollar	5,812,000	9/21/2022	(26,798)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs(continued)
Euro	7,005,000	United States Dollar	7,373,937	9/21/2022	(187,394)
United States Dollar	1,790,553	Euro	1,695,000	9/21/2022	51,625
Swedish Krona	12,753,000	United States Dollar	1,265,846	9/21/2022	(7,899)
United States Dollar	11,497,309	Swedish Krona	112,816,915	9/21/2022	369,128
British Pound	3,469,000	United States Dollar	4,283,869	9/21/2022	(54,101)
United States Dollar	3,273,839	British Pound	2,712,000	9/21/2022	(32,915)
Japanese Yen	101,425,000	United States Dollar	754,375	9/21/2022	9,391
United States Dollar	18,674,459	Japanese Yen	2,496,754,000	9/21/2022	(126,977)
United States Dollar	6,619,808	Norwegian Krone	65,222,000	9/21/2022	(136,132)
HSBC
Swedish Krona	61,334,000	United States Dollar	5,927,780	9/21/2022	122,163
United States Dollar	2,236,409	Swedish Krona	22,750,000	9/21/2022	(7,635)
Australian Dollar	46,586,126	United States Dollar	33,380,621	9/21/2022	(802,944)
United States Dollar	5,617,663	Australian Dollar	8,185,000	9/21/2022	(106,107)
British Pound	7,497,000	United States Dollar	9,005,067	9/21/2022	136,059
United States Dollar	51,327,003	British Pound	41,122,349	9/21/2022	1,186,335
Canadian Dollar	31,033,987	United States Dollar	24,647,035	9/21/2022	(416,640)
United States Dollar	5,413,954	Canadian Dollar	7,019,000	9/21/2022	(66,268)
Japanese Yen	302,831,000	United States Dollar	2,254,861	9/21/2022	25,563
United States Dollar	2,373,126	Japanese Yen	328,234,000	9/21/2022	(98,592)
New Zealand Dollar	7,833,000	United States Dollar	4,914,544	9/21/2022	10,352
United States Dollar	6,775,707	New Zealand Dollar	10,970,000	9/21/2022	(121,536)
Euro	5,130,000	United States Dollar	5,336,926	9/21/2022	(73,976)
United States Dollar	83,061,373	Euro	77,102,365	9/21/2022	3,960,805
Norwegian Krone	29,239,000	United States Dollar	2,929,685	9/21/2022	99,001

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HSBC(continued)
United States Dollar	2,045,368	Norwegian Krone	19,882,000	9/21/2022	(14,084)
Swiss Franc	4,367,000	United States Dollar	4,565,207	9/21/2022	41,597
United States Dollar	8,367,751	Swiss Franc	8,193,000	9/21/2022	(275,150)
Morgan Stanley
United States Dollar	172,109	Swedish Krona	1,778,000	9/21/2022	(3,272)
United States Dollar	735,439	Canadian Dollar	951,000	9/21/2022	(7,073)
Japanese Yen	6,136,382,015	United States Dollar	46,010,212	9/21/2022	198,904
United States Dollar	911,731	Japanese Yen	122,453,000	9/21/2022	(10,383)
Euro	1,344,000	United States Dollar	1,403,626	9/21/2022	(24,795)
United States Dollar	1,886,883	New Zealand Dollar	2,988,183	9/21/2022	8,102
Norwegian Krone	1,142,000	United States Dollar	114,614	9/21/2022	3,679
Standard Chartered Bank
Australian Dollar	3,806,000	United States Dollar	2,724,867	9/21/2022	(63,331)
United States Dollar	1,752,180	Australian Dollar	2,520,000	9/21/2022	(10,056)
Norwegian Krone	148,072,218	United States Dollar	15,681,331	9/21/2022	(343,453)
Japanese Yen	138,839,000	United States Dollar	1,043,630	9/21/2022	1,877
United States Dollar	860,730	Japanese Yen	116,831,000	9/21/2022	(19,049)
Swiss Franc	906,000	United States Dollar	938,011	9/21/2022	17,740
United States Dollar	4,501,637	Swiss Franc	4,361,000	9/21/2022	(98,838)
New Zealand Dollar	3,097,000	United States Dollar	1,933,708	9/21/2022	13,490
United States Dollar	537,984	New Zealand Dollar	867,000	9/21/2022	(7,131)
Norwegian Krone	9,715,000	United States Dollar	963,597	9/21/2022	42,719
United States Dollar	2,675,403	Norwegian Krone	26,222,000	9/21/2022	(40,770)
Swedish Krona	23,627,000	United States Dollar	2,329,125	9/21/2022	1,426
United States Dollar	3,527,380	Swedish Krona	36,543,000	9/21/2022	(77,196)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Standard Chartered Bank(continued)
Euro	983,000	United States Dollar	1,045,488	9/21/2022	(37,012)
United States Dollar	264,765	Euro	259,000	9/21/2022	(947)
British Pound	1,895,000	United States Dollar	2,305,456	9/21/2022	5,126
United States Dollar	780,195	British Pound	656,000	9/21/2022	(19,669)
Canadian Dollar	4,573,000	United States Dollar	3,500,967	9/21/2022	69,493
United States Dollar	4,140,298	Canadian Dollar	5,323,000	9/21/2022	(15,739)
Gross Unrealized Appreciation					7,646,407
Gross Unrealized Depreciation					(3,598,538)

See notes to consolidated financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Total Return Fund

July 31, 2022 (Unaudited)

The following is a summary of the inputs used as of July 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Investment Companies	29,755,522	-	-	29,755,522
U.S. Treasury Securities	-	135,673,144	-	135,673,144
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	7,646,407	-	7,646,407
Futures††	10,058,746	-	-	10,058,746
Options Purchased	982,300	-	-	982,300
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(3,598,538)	-	(3,598,538)
Futures††	(3,584,667)	-	-	(3,584,667)

† See Consolidated Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2022, accumulated net unrealized depreciation on investments was $297,937, consisting of $49,247 gross unrealized appreciation and $347,184 gross unrealized depreciation.

At July 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.